Document and Entity Information	Oct. 30, 2026
Document and Entity Information
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity File Number	001-34145
Entity Registrant Name	Primoris Services Corporation
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-4743916
Entity Address, Address Line One	2300 N. Field Street
Entity Address, Adress Line Two	Suite 1900
Entity Address, State or Province	TX
Entity Address, City or Town	Dallas
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	740-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PRIM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001361538
Amendment Flag	false